John Hancock

200 Berkeley St.

Boston, Massachusetts 02116

(617) 572-0320

Fax: (617) 572-9197

E-mail: jchoodlet@jhancock.com

James C. Hoodlet

Vice President and Chief Counsel

US Insurance Law

August 31, 2020

via EDGAR

Sonny Oh, Esq.

Division of Investment Management

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

Re:    John Hancock Life Insurance Company (U.S.A.)

Separate Account A—File No. 811-4834

Initial Form N-6 Registration Statement under the 1933 Act

Commissioners:

Conveyed herewith via EDGAR for filing under the Securities Act of 1933 (“1933 Act”), pursuant to Rule 101(a)(i) of Regulation S-T, is the initial Form N-6 registration statement for the Separate Account A (“Registrant”) relating to the Protection Variable Universal Life 2021 (“PVUL 21”) insurance policies to be offered by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA” or the “Depositor”).

The purpose of this filing is to add the PVUL 21 prospectus to the Registrant’s filing under the Investment Company Act of 1940 and to obtain separate 1933 Act file number for the separate account interests offered through each prospectus.

Background of Enclosed Filings

The PVUL 21 policy and prospectus is similar to the John Hancock USA Protection Variable Universal Life 2017 (“PVUL 17”) policy and prospectus. The separate account interests under the PVUL 17 policy were registered by John Hancock USA Separate Account A, under File Nos. 811-4834 and 333-217721, and the registration was declared effective on July 14, 2017. The principal differences between PVUL 17 and PVUL 21 are:

(i)	PVUL 21 does not include the Persistency Measure and associated Persistency Credit that were present in PVUL 17.

(ii)

The Death Benefit Protection feature of PVUL 21 provides for an increase in the notional interest credited to the Death Benefit Protection Value (DBPV) when the ratio of the DBPV to the Face Amount exceeds a Death Benefit Protection Threshold Rate.

(iii)	PVUL 21 offers a Policy Value Credit that is applied to the policy value on each monthly deduction date, and an Asset Credit to be applied on each monthly deduction date beginning in the Asset Credit Commencement Year. These credits are designed to help improve the long-term performance of the policy and are affected by the amounts and timing of the premiums that you pay into the policy, how well the investment options you select perform, loans (with respect to the Asset Credit), withdrawals and other changes made to the policy.

(iv)	PVUL 21 includes an Advance Contribution Charge to help offset reserving and other costs incurred in connection with highly funded policies.

(v)	Certain of the rates are different.

Matters to be Completed by Pre-Effective Amendment

Registrant will file a pre-effective amendment to respond to comments of the Commission staff and otherwise complete the enclosed filing prior to effectiveness, including adding the required exhibits and consents, updating the table of investment accounts available under the policy, updating the fee table and related footnotes for the fees and expenses of the investment accounts, and adding the audited fiscal year end 2019 financial statements for the Registrant and the Depositor. Registrant would appreciate receiving any comments the Commission staff may have prior to that time pertaining to the enclosed registration statement.

Request for Selective Review

We hereby request, on behalf of Registrant and the Depositor, that the staff accord the enclosed registration statement expedited selective review.

Request for Acceleration

An oral request for acceleration of the enclosed filing may be made. The Registrant and its Principal Underwriter have authorized us to hereby state to the Commission on their behalf that they are aware of their obligations under the Securities Act of 1933.

Registrant does, hereby acknowledge and agree, that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions to the undersigned at (617) 572-9197.

Thank you.

Sincerely,

/s/James C. Hoodlet

Enclosure